Goodwill - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of goodwill	$ 0	0	0	0	134,735,000